Columbia Integrated Small Cap Growth Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 4.1%
Diversified Telecommunication Services 1.0%
Bandwidth, Inc., Class A(a)	15,162	212,571
Entertainment 0.8%
Eventbrite, Inc., Class A(a)	80,251	189,393
Media 2.3%
Gambling.com Group Ltd.(a)	19,491	229,799
Integral Ad Science Holding Corp.(a)	34,565	281,359
Total		511,158
Total Communication Services		913,122
Consumer Discretionary 12.3%
Automobile Components 1.3%
Dorman Products, Inc.(a)	2,134	275,948
Diversified Consumer Services 4.8%
American Public Education, Inc.(a)	3,684	108,494
Coursera, Inc.(a)	18,144	160,574
Duolingo, Inc.(a)	466	242,138
frontdoor, Inc.(a)	2,779	152,873
Universal Technical Institute, Inc.(a)	10,936	388,556
Total		1,052,635
Hotels, Restaurants & Leisure 1.6%
Life Time Group Holdings, Inc.(a)	2,531	72,387
Rush Street Interactive, Inc.(a)	22,553	286,197
Total		358,584
Specialty Retail 3.9%
American Eagle Outfitters, Inc.	3,496	38,316
Urban Outfitters, Inc.(a)	5,558	388,504
Victoria’s Secret & Co.(a)	3,274	69,442
Warby Parker, Inc., Class A(a)	17,175	363,595
Total		859,857
Textiles, Apparel & Luxury Goods 0.7%
Kontoor Brands, Inc.	2,382	163,405
Total Consumer Discretionary		2,710,429
Consumer Staples 3.3%
Beverages 1.1%
Primo Brands Corp., Class A	7,144	236,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Sprouts Farmers Market, Inc.(a)	936	161,797
Food Products 1.5%
Utz Brands, Inc.	5,207	68,888
Vital Farms, Inc.(a)	8,226	261,916
Total		330,804
Total Consumer Staples		728,853
Energy 2.0%
Energy Equipment & Services 1.4%
Oceaneering International, Inc.(a)	1,512	28,834
Tetra Technologies, Inc.(a)	16,615	44,528
Tidewater, Inc.(a)	6,045	240,047
Total		313,409
Oil, Gas & Consumable Fuels 0.6%
Riley Exploration Permian, Inc.	3,929	100,818
Ring Energy, Inc.(a)	41,986	30,969
Total		131,787
Total Energy		445,196
Financials 10.8%
Banks 1.7%
Axos Financial, Inc.(a)	3,764	261,749
First Business Financial Services, Inc.	2,243	109,391
Total		371,140
Capital Markets 0.9%
P10, Inc., Class A	18,434	200,193
Consumer Finance 0.3%
Regional Management Corp.	1,958	51,789
Financial Services 5.0%
AvidXchange Holdings, Inc.(a)	25,367	248,343
Essent Group Ltd.	4,440	257,520
Flywire Corp.(a)	12,680	136,310
NMI Holdings, Inc., Class A(a)	2,073	82,340
Payoneer Global, Inc.(a)	32,787	223,279
Priority Technology Holdings, Inc.(a)	11,454	97,703
Remitly Global, Inc.(a)	2,665	56,924
Total		1,102,419

Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.9%
Heritage Insurance Holdings, Inc.(a)	7,394	180,931
Palomar Holdings, Inc.(a)	2,021	346,541
Skyward Specialty Insurance Group, Inc.(a)	1,863	118,021
Total		645,493
Total Financials		2,371,034
Health Care 22.7%
Biotechnology 12.3%
Absci Corp.(a)	5,167	13,693
ACADIA Pharmaceuticals, Inc.(a)	5,128	110,611
Alkermes PLC(a)	1,886	57,730
Altimmune, Inc.(a)	3,645	19,792
Annexon, Inc.(a)	16,999	34,678
Apellis Pharmaceuticals, Inc.(a)	804	13,612
Arcellx, Inc.(a)	711	44,125
Arcus Biosciences, Inc.(a)	1,811	16,172
Arcutis Biotherapeutics, Inc.(a)	5,924	77,249
Arrowhead Pharmaceuticals, Inc.(a)	2,033	32,670
Astria Therapeutics, Inc.(a)	1,802	8,578
Aura Biosciences, Inc.(a)	2,856	16,736
Biohaven Ltd.(a)	3,096	45,852
Blueprint Medicines Corp.(a)	1,739	176,248
BridgeBio Pharma, Inc.(a)	4,199	143,816
CG Oncology, Inc.(a)	2,365	60,591
Cytokinetics, Inc.(a)	2,384	73,952
Dynavax Technologies Corp.(a)	3,491	34,177
Halozyme Therapeutics, Inc.(a)	2,046	114,719
Ideaya Biosciences, Inc.(a)	2,509	49,904
Insmed, Inc.(a)	6,725	468,934
Janux Therapeutics, Inc.(a)	1,073	25,537
KalVista Pharmaceuticals, Inc.(a)	1,715	20,237
Krystal Biotech, Inc.(a)	483	60,839
Legend Biotech Corp., ADR(a)	2,393	69,277
Madrigal Pharmaceuticals, Inc.(a)	306	84,230
Nuvalent, Inc., Class A(a)	826	61,628
Olema Pharmaceuticals, Inc.(a)	4,928	26,020
Revolution Medicines, Inc.(a)	4,233	166,780
SpringWorks Therapeutics, Inc.(a)	4,852	226,637
Summit Therapeutics, Inc.(a)	1,615	29,417
Common Stocks (continued)
Issuer	Shares	Value ($)
Syndax Pharmaceuticals, Inc.(a)	4,402	46,397
TG Therapeutics, Inc.(a)	1,783	62,601
Vaxcyte, Inc.(a)	3,435	111,603
Vera Therapeutics, Inc.(a)	823	15,596
Viking Therapeutics, Inc.(a)	3,423	91,736
Total		2,712,374
Health Care Equipment & Supplies 4.6%
Avanos Medical, Inc.(a)	4,774	60,009
AxoGen, Inc.(a)	15,070	164,112
Delcath Systems, Inc.(a)	10,728	173,901
Glaukos Corp.(a)	1,508	142,189
Inspire Medical Systems, Inc.(a)	1,659	229,274
LivaNova PLC(a)	2,740	118,505
Tactile Systems Technology, Inc.(a)	12,528	123,777
Total		1,011,767
Health Care Providers & Services 2.6%
Hims & Hers Health, Inc., Class A(a)	4,346	245,810
LifeStance Health Group, Inc.(a)	7,464	44,336
Option Care Health, Inc.(a)	8,499	277,747
Total		567,893
Health Care Technology 1.3%
Phreesia, Inc.(a)	11,502	281,684
Life Sciences Tools & Services 0.8%
Niagen Bioscience, Inc.(a)	16,188	175,154
Pharmaceuticals 1.1%
Axsome Therapeutics, Inc.(a)	1,000	105,160
Corcept Therapeutics, Inc.(a)	1,486	115,254
Structure Therapeutics, Inc., ADR(a)	1,690	36,775
Total		257,189
Total Health Care		5,006,061
Industrials 20.2%
Aerospace & Defense 2.3%
Ducommun, Inc.(a)	3,445	242,459
Kratos Defense & Security Solutions, Inc.(a)	7,011	258,636
Total		501,095
Building Products 0.8%
Gibraltar Industries, Inc.(a)	3,171	185,757
Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.5%
Steelcase, Inc., Class A	10,029	103,399
Construction & Engineering 3.6%
Dycom Industries, Inc.(a)	1,949	448,114
Primoris Services Corp.	4,668	336,610
Total		784,724
Electrical Equipment 0.8%
Thermon(a)	5,390	139,816
Ultralife Corp.(a)	6,734	44,916
Total		184,732
Machinery 2.4%
Hyster-Yale Materials Handling, Inc.	1,509	60,602
SPX Technologies, Inc.(a)	2,077	315,891
Tennant Co.	2,077	154,570
Total		531,063
Professional Services 5.5%
ExlService Holdings, Inc.(a)	5,572	256,256
ICF International, Inc.	1,635	140,479
Legalzoom.com, Inc.(a)	37,431	341,745
NV5 Global, Inc.(a)	4,947	109,329
Upwork, Inc.(a)	19,957	309,134
Willdan Group, Inc.(a)	1,236	66,806
Total		1,223,749
Trading Companies & Distributors 4.3%
Applied Industrial Technologies, Inc.	985	223,122
DNOW, Inc.(a)	16,804	242,314
FTAI Aviation Ltd.	2,109	247,069
MRC Global, Inc.(a)	18,529	229,945
Total		942,450
Total Industrials		4,456,969
Information Technology 20.7%
Communications Equipment 1.3%
Harmonic, Inc.(a)	30,660	276,553
Electronic Equipment, Instruments & Components 0.7%
ePlus, Inc.(a)	480	34,258
Fabrinet(a)	545	126,914
Total		161,172
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.6%
Unisys Corp.(a)	28,764	137,204
Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A(a)	5,730	129,212
Credo Technology Group Holding Ltd.(a)	6,646	405,140
Rambus, Inc.(a)	734	39,247
Total		573,599
Software 15.5%
Alkami Technology, Inc.(a)	10,952	313,665
AvePoint, Inc.(a)	11,999	223,781
CommVault Systems, Inc.(a)	1,131	207,143
Dave, Inc.(a)	2,273	456,464
DoubleVerify Holdings, Inc.(a)	15,752	216,432
Freshworks, Inc., Class A(a)	19,437	296,803
Intapp, Inc.(a)	1,839	101,366
LiveRamp Holdings, Inc.(a)	10,532	343,132
N-Able, Inc.(a)	10,166	79,193
Olo, Inc., Class A(a)	38,284	333,454
Ooma, Inc.(a)	8,161	111,398
Semrush Holdings, Inc., Class A(a)	26,691	262,639
SPS Commerce, Inc.(a)	822	115,705
Tenable Holdings, Inc.(a)	6,513	209,849
Workiva, Inc., Class A(a)	2,009	135,186
Total		3,406,210
Total Information Technology		4,554,738
Materials 2.4%
Metals & Mining 2.4%
Carpenter Technology Corp.	2,282	536,270
Total Materials		536,270
Real Estate 1.0%
Health Care REITs 0.4%
Strawberry Fields REIT, Inc.	7,173	73,165
Retail REITs 0.2%
Tanger, Inc.	1,559	46,458

Columbia Integrated Small Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.4%
Outfront Media, Inc.	5,718	94,461
Total Real Estate		214,084
Total Common Stocks (Cost $18,533,687)		21,936,756

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	137,643	137,602
Total Money Market Funds (Cost $137,593)		137,602
Total Investments in Securities (Cost: $18,671,280)		22,074,358
Other Assets & Liabilities, Net		(29,089)
Net Assets		22,045,269
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	407,115	2,777,009	(3,046,482)	(40)	137,602	(24)	8,656	137,643
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Small Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT318_08_R01_(07/25)